Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	2025 £m	2024 £m	2023 £m
At 1 January	5,692	5,018	4,268
Issued in the year:
£750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	750	–	–
$1,000 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	764	–	–
$550 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	410	–
$1,000 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	764	–
£750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	–	750
	1,514	1,174	750
Repurchases and redemptions during the year:
€750 million Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	(687)	–	–
$1,500 million Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	(1,152)	–	–
£500 million Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	(500)	–
	(1,839)	(500)	–
Profit for the year attributable to other equity holders	404	363	334
Distributions on other equity instruments	(404)	(363)	(334)
At 31 December	5,367	5,692	5,018